Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
17.	Selected Quarterly Financial Data (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2019, and 2018:

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$76,485	$103,356	$97,435	$109,832
Income before other income and (expenses)	$16,579	$37,634	$22,158	$1,891
Net income (loss)	$8,656	$18,215	$12,216	$(2,043	) (1)
Net income (loss) attributable to common stockholders	$5,333	$14,208	$8,939	$(3,693	) (1)
Net income (loss) attributable to common stockholders per share	$0.03	$0.06	$0.04	$(0.02	) (1)

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue (2)	$80,399	$85,991	$85,041	$84,927
Income before other income and (expenses)	$20,442	$20,808	$19,012	$17,716
Net income	$6,641	$7,799	$4,329	$3,267
Net income attributable to common stockholders	$6,319	$7,431	$2,854	$1,012
Net income attributable to common stockholders per share	$0.04	$0.04	$0.02	$0.01

(1)	Primarily the result of impairment charges on the Company’s real estate and investment in unconsolidated entities. See Note 4 & 5 , Real Estate and Investments, respectively for additional detail.
(2)	Amounts were reclassified to conform to the current period presentation. See Note 2, Basis of Presentation and Summary of Significant Accounting Policies, for additional detail.